Unaudited Condensed Consolidated Statements of Profit & Loss and Comprehensive Income - EUR (€) € in Thousands, shares in Millions		3 Months Ended		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Unaudited Condensed Consolidated Statements of Profit & Loss and Comprehensive Income
Net sales		€ 222,985	€ 196,630	€ 424,685	€ 384,096
Cost of sales, exclusive of depreciation and amortization		(109,399)	(98,695)	(222,467)	(206,673)
Gross profit		113,585	97,935	202,219	177,423
Shipping and payment cost		(33,698)	(32,513)	(63,058)	(60,825)
Marketing expenses		(30,076)	(23,458)	(55,069)	(47,157)
Selling, general and administrative expenses		(48,726)	(42,012)	(104,739)	(80,439)
Depreciation and amortization		(3,929)	(3,842)	(11,057)	(7,238)
Other income (expense), net		302	(887)	(876)	(13)
Operating loss		(2,543)	(4,777)	(32,580)	(18,249)
Finance income					1
Finance costs		(1,953)	(1,197)	(3,174)	(2,206)
Finance costs, net		(1,953)	(1,197)	(3,174)	(2,205)
Loss before income taxes		(4,496)	(5,974)	(35,753)	(20,455)
Income tax (expense) benefit		(193)	161	7,542	2,468
Net loss		(4,689)	(5,813)	(28,211)	(17,987)
Cash Flow Hedge		(4,213)	1,549	(3,178)	(195)
Income Taxes related to Cash Flow Hedge		1,176	(432)	887	54
Foreign currency translation		47	(21)	18	(33)
Other comprehensive income (loss)		(2,990)	1,096	(2,273)	(174)
Comprehensive loss		€ (7,679)	€ (4,717)	€ (30,484)	€ (18,160)
Basic earnings per share		€ (0.05)	€ (0.07)	€ (0.32)	€ (0.21)
Diluted earnings per share		€ (0.05)	€ (0.07)	€ (0.32)	€ (0.21)
Weighted average ordinary shares outstanding (basic)	[1]	87.2	86.8	87.2	86.8
Weighted average ordinary shares outstanding (diluted)		87.2	86.8	87.2	86.8

[1]	In accordance with IAS 33, includes contingently issuable shares that are fully vested and can be converted at any time for no consideration. For further details, refer to note 14.